Financial Instruments - Maturity Dates for Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 667	$ 816
Accrued liabilities	2,346	2,611
Long-term debt	21,453	20,982
Other long-term liabilities	7,564	7,363
Interest and other financing expense	828	912	$ 798
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	21,560	$ 21,090
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Lease payments included In liablities	189
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,343
1 to less than 2 years
Disclosure of detailed information about financial instruments [line items]
Lease payments included In liablities	162
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	4,887
2 to less than 5 years
Disclosure of detailed information about financial instruments [line items]
Lease payments included In liablities	397
Thereafter
Disclosure of detailed information about financial instruments [line items]
Lease payments included In liablities	942
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,279
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable	667
Accrued liabilities	2,346
Other long-term liabilities	345
Liquidity risk | Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,343
Interest and other financing expense	776
Liquidity risk | 1 to less than 2 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	200
Liquidity risk | 1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	4,887
Interest and other financing expense	693
Liquidity risk | 2 to less than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	435
Liquidity risk | 2 to less than 5 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	7,051
Interest and other financing expense	1,619
Liquidity risk | Thereafter
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	942
Liquidity risk | Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,279
Interest and other financing expense	$ 4,452